Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,824,998.87
Total Fee Amount	390.13
Total Offset Amount	0.00
Net Fee	$ 390.13
Offering Table N/A
Offset Table N/A	N/A